Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Overseas Portfolio

March 31, 2021

VIPOVRS-QTLY-0521
1.799852.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Austria - 0.4%
Erste Group Bank AG	202,500	$6,867,683
Bailiwick of Jersey - 1.1%
Ferguson PLC	102,400	12,236,498
Sanne Group PLC	775,525	7,002,859

TOTAL BAILIWICK OF JERSEY		19,239,357

Belgium - 0.8%
KBC Groep NV	197,399	14,352,368
Bermuda - 2.2%
Credicorp Ltd. (United States)	54,053	7,382,018
Genpact Ltd.	218,533	9,357,583
Hiscox Ltd. (a)	551,045	6,536,206
IHS Markit Ltd.	164,905	15,959,506

TOTAL BERMUDA		39,235,313

Canada - 1.1%
Constellation Software, Inc.	13,495	18,846,395
Topicus.Com, Inc. (a)	26,214	1,721,734

TOTAL CANADA		20,568,129

Cayman Islands - 1.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	53,484	12,126,427
NetEase, Inc. ADR	83,700	8,642,862

TOTAL CAYMAN ISLANDS		20,769,289

China - 0.5%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	896,600	8,579,250
Denmark - 1.4%
DSV Panalpina A/S	126,972	24,910,993
Finland - 0.7%
Nordea Bank ABP (Stockholm Stock Exchange)	1,359,803	13,407,996
France - 12.1%
Air Liquide SA	109,000	17,797,079
ALTEN (a)	94,981	11,149,560
BNP Paribas SA	325,600	19,838,586
Capgemini SA	128,165	21,808,399
Dassault Systemes SA	74,916	16,024,568
Edenred SA	273,142	14,266,769
Kering SA	11,540	7,963,266
Legrand SA	196,100	18,240,940
LVMH Moet Hennessy Louis Vuitton SE	56,530	37,759,305
Pernod Ricard SA	83,842	15,736,358
Safran SA	120,900	16,445,727
SR Teleperformance SA	61,024	22,241,732

TOTAL FRANCE		219,272,289

Germany - 6.7%
adidas AG	43,656	13,628,213
Allianz SE	93,886	23,897,229
Auto1 Group SE (b)	21,200	1,202,041
Deutsche Borse AG	93,572	15,549,008
Hannover Reuck SE	88,925	16,247,190
Merck KGaA	85,900	14,687,153
SAP SE	66,915	8,207,573
Siemens Healthineers AG (b)	235,000	12,732,004
Vonovia SE	232,828	15,208,183

TOTAL GERMANY		121,358,594

Hong Kong - 1.7%
AIA Group Ltd.	2,496,600	30,550,321
India - 1.3%
HDFC Bank Ltd. (a)	639,891	13,092,182
Reliance Industries Ltd.	29,840	444,856
Reliance Industries Ltd.	369,400	10,115,657

TOTAL INDIA		23,652,695

Ireland - 2.8%
Flutter Entertainment PLC	48,790	10,428,957
Kerry Group PLC Class A	70,300	8,796,434
Kingspan Group PLC (Ireland)	151,700	12,862,068
Linde PLC	39,268	11,000,538
UDG Healthcare PLC (United Kingdom)	773,553	8,376,730

TOTAL IRELAND		51,464,727

Italy - 1.7%
FinecoBank SpA	769,499	12,592,873
GVS SpA (b)	109,736	1,726,985
Recordati SpA	298,319	16,047,101

TOTAL ITALY		30,366,959

Japan - 14.0%
Curves Holdings Co. Ltd.	213,300	1,943,857
Daikin Industries Ltd.	71,981	14,551,593
Elecom Co. Ltd.	250,516	5,568,763
Hoya Corp.	192,411	22,646,165
Iriso Electronics Co. Ltd.	101,729	4,553,887
Kao Corp.	169,874	11,240,338
Keyence Corp.	34,761	15,842,543
KH Neochem Co. Ltd.	129,801	3,286,745
Koshidaka Holdings Co. Ltd.	213,300	1,150,703
Nitori Holdings Co. Ltd.	53,573	10,377,320
NOF Corp.	195,511	10,242,124
Olympus Corp.	554,788	11,508,465
Oracle Corp. Japan	48,456	4,743,618
Persol Holdings Co. Ltd.	467,803	9,195,305
Recruit Holdings Co. Ltd.	397,871	19,537,938
Relo Group, Inc.	279,474	5,937,027
S Foods, Inc.	140,737	4,821,679
SMC Corp.	26,585	15,482,579
Sony Corp.	288,833	30,568,200
Suzuki Motor Corp.	194,176	8,844,587
TIS, Inc.	255,074	6,106,726
Tokyo Electron Ltd.	53,732	23,353,733
Tsuruha Holdings, Inc.	89,867	11,596,239

TOTAL JAPAN		253,100,134

Kenya - 0.4%
Safaricom Ltd.	20,584,900	6,823,984
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	190,035	13,799,343
Netherlands - 8.9%
ASM International NV (Netherlands)	46,500	13,523,576
ASML Holding NV (Netherlands)	75,239	46,164,338
BE Semiconductor Industries NV	120,724	10,113,978
Corbion NV	28,600	1,593,113
Euronext NV (b)	82,879	8,348,810
IMCD NV	147,326	20,473,150
JDE Peet's BV	38,474	1,412,208
Koninklijke Philips Electronics NV	396,787	22,626,932
Prosus NV	152,200	16,936,626
Wolters Kluwer NV	223,517	19,428,215

TOTAL NETHERLANDS		160,620,946

New Zealand - 0.5%
EBOS Group Ltd.	461,236	9,502,753
Norway - 0.6%
Schibsted ASA:
(A Shares)	265,400	11,139,592
(B Shares)	22	787

TOTAL NORWAY		11,140,379

Spain - 3.6%
Aena Sme SA (a)(b)	66,400	10,769,045
Amadeus IT Holding SA Class A (a)	249,307	17,757,661
Cellnex Telecom SA (b)	213,400	12,287,480
Iberdrola SA	1,955,266	25,187,951
Prosegur Cash SA (b)	14,546	13,254

TOTAL SPAIN		66,015,391

Sweden - 6.9%
Addlife AB	887,324	15,951,299
AddTech AB (B Shares)	889,009	13,233,163
ASSA ABLOY AB (B Shares)	581,256	16,728,778
Atlas Copco AB (A Shares)	283,919	17,309,761
Hexagon AB (B Shares)	215,042	19,836,128
Indutrade AB	954,341	22,029,684
Nordnet AB	351,400	5,673,291
Swedish Match Co. AB	177,092	13,825,158

TOTAL SWEDEN		124,587,262

Switzerland - 10.1%
Alcon, Inc.	120,709	8,471,358
Julius Baer Group Ltd.	280,176	17,904,220
Lonza Group AG	26,894	15,041,801
Nestle SA (Reg. S)	396,365	44,185,340
Roche Holding AG (participation certificate)	108,571	35,170,859
Sika AG	76,324	21,803,396
Sonova Holding AG Class B	53,114	14,071,571
Temenos Group AG	56,110	8,076,777
Zurich Insurance Group Ltd.	44,120	18,830,882

TOTAL SWITZERLAND		183,556,204

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	765,600	16,164,288
United Kingdom - 9.4%
Beazley PLC	1,460,392	7,082,777
Compass Group PLC (a)	940,639	19,004,465
Cranswick PLC	150,352	7,536,529
Dechra Pharmaceuticals PLC	176,735	8,357,088
Deliveroo Holdings PLC (a)	265,800	1,429,084
Diageo PLC	585,022	24,033,591
Diploma PLC	320,935	11,273,396
Dr. Martens Ltd. (a)	166,800	1,042,136
JTC PLC (b)	514,500	4,383,410
London Stock Exchange Group PLC	193,672	18,514,971
Mondi PLC	549,182	14,006,393
RELX PLC (London Stock Exchange)	747,748	18,751,078
Rentokil Initial PLC	2,315,989	15,466,032
Smith & Nephew PLC	612,736	11,632,777
Volution Group PLC	1,474,697	8,030,418

TOTAL UNITED KINGDOM		170,544,145

United States of America - 5.8%
Ares Management Corp.	194,965	10,923,889
Boston Scientific Corp. (a)	202,855	7,840,346
CBRE Group, Inc. (a)	129,200	10,221,012
Equifax, Inc.	48,000	8,694,240
Fidelity National Information Services, Inc.	53,095	7,465,688
Global Payments, Inc.	53,687	10,822,225
Intercontinental Exchange, Inc.	106,551	11,899,616
Marsh & McLennan Companies, Inc.	119,976	14,613,077
Moody's Corp.	32,500	9,704,825
Roper Technologies, Inc.	32,909	13,273,516

TOTAL UNITED STATES OF AMERICA		105,458,434

TOTAL COMMON STOCKS
(Cost $1,203,909,737)		1,765,909,226

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.06% (c)
(Cost $47,420,383)	47,410,901	47,420,383
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,251,330,120)		1,813,329,609
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,817,853)
NET ASSETS - 100%		$1,811,511,756

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,463,029 or 2.8% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,100
Fidelity Securities Lending Cash Central Fund	139
Total	$2,239

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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